Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues from sale of products	$ 6,832	$ 6,261	$ 5,347
Revenues from development services	13,135	12,265	12,943
Revenues from license agreements and royalties	255	160	8,206
Total revenues	20,222	18,686	26,496
Cost of revenues from sale of products	6,440	4,927	3,184
Cost of revenues from development services	11,128	10,177	9,829
Cost of revenues from license agreements	20	4	318
Total cost of revenues	17,588	15,108	13,331
Gross profit	2,634	3,578	13,165
Research and development	8,878	7,467	10,181
Selling and marketing	4,936	4,844	3,725
General and administrative	8,202	6,768	6,920
Other (income) expenses	18	(211)	684
Total operating expenses	22,034	18,868	21,510
Operating loss	(19,400)	(15,290)	(8,345)
Financial income	2,048	10,651	461
Financial expense	(12,811)	(1,892)	(11,637)
Financing income (expenses), net	(10,763)	8,759	(11,176)
Loss before taxes on income	(30,163)	(6,531)	(19,521)
Taxes on income	(61)	(185)	(78)
Net loss	(30,224)	(6,716)	(19,599)
Other comprehensive income (loss):
Foreign currency translation adjustments	7	(13)	14
Total comprehensive loss	$ (30,217)	$ (6,729)	$ (19,585)
Loss per share data:
Basic loss per share	$ (3.03)	$ (0.75)	$ (3.93)
Diluted loss per share	$ (3.03)	$ (0.75)	$ (3.93)
Number of shares used in calculating basic loss per share	9,959,723	9,013,144	4,987,069
Number of shares used in calculating diluted loss per share	9,959,723	9,013,144	4,987,069